Employee Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits
Contributions to medical and pension schemes	¥ 215,553	¥ 158,113	¥ 91,302
Other employee benefits	24,180	23,958	14,595
Total	¥ 239,733	¥ 182,071	¥ 105,897